Income Taxes (Tables)	6 Months Ended
Jun. 30, 2023
Income Taxes [Abstract]
Schedule of Income Tax Benefit	For small, low-profit enterprises whose annual taxable income does not exceed RMB1,000, the preferential income tax rate was 2.5%; for the annual taxable income exceeding RMB1,000 but not more than RMB3,000, the preferential income tax rate was 5%.
	For the six months ended June 30, 2022	For the six months ended June 30, 2023
	RMB	RMB
	(Unaudited)	(Unaudited)
Current tax expense	4,095	50
Deferred tax benefit	(323)	(19)
Total	3,772	31

Schedule of Deferred Tax Assets	Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group’s deferred tax assets were as follows:
	As of December 31, 2022	As of June 30, 2023
	RMB	RMB
		(Unaudited)
Deferred tax assets:
Allowance for doubtful accounts	8,617	7,811
Impairment loss on long-lived assets and long-term prepaid expenses	61,050	48,496
Impairment loss on long-term investments	15,980	10,498
Accrued Liabilities	9,465	16,768
Deductible temporary difference related to advertising expenses	4,617	4,633
Deferred subsidy income	512	289
Net operating loss carrying forwards	282,479	210,634
Total deferred tax assets	382,720	299,129
Less: valuation allowance	(382,720)	(299,129)
Deferred tax assets, net	—	—

Schedule of Net Change in the Valuation Allowance of Deferred Tax Assets	Net change in the valuation allowance of deferred tax assets are summarized as follows:
RMB
Net change of valuation allowance of Deferred tax assets
Balance at December 31, 2021	401,539
Additions-change to tax expense	39,432
NOL Reductions/expirations	(58,251)
Balance at December 31, 2022	382,720
Additions-change to tax expense	10,539
NOL Reductions/expirations	(94,130)
Balance at June 30, 2023 (Unaudited)	299,129

Schedule of Significant Components of Deferred Taxes Liability	The significant components of deferred taxes liability were as follows:
	As of December 31, 2022	As of June 30, 2023
	RMB	RMB
		(Unaudited)
Deferred tax liabilities:
Acquired intangible assets	19	—

Schedule of Effective Tax Rate and Statutory Income Tax Rate	The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations was as follow:
	For the six months ended June 30, 2022	For the six months ended June 30, 2023
	RMB	RMB
	(Unaudited)	(Unaudited)
Loss before provision for income taxes and loss from equity method investment	(247,970)	(51,085)
Income tax expense computed at an applicable tax rate of 25%	(61,993)	(12,771)
Non-deductible expenses related to impairment of goodwill	10,753	—
Non-deductible expenses related to share-based compensation	—	1,239
Effect of other non-deductible items	3,341	312
Effect of preferential tax rate	3,987	3,037
Effect of income tax rate difference in other jurisdictions	4,375	(2,325)
Change in valuation allowance	43,309	10,539
Total	3,772	31